Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase	(13.00%)	(14.60%)
1% decrease	15.70%	18.10%
1% increase	₺ (20,880)	₺ (21,820)
1% decrease	₺ 25,216	₺ 27,050
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase	16.50%	18.30%
1% decrease	(13.70%)	(14.30%)
1% increase	₺ 26,501	₺ 27,349
1% decrease	₺ (22,004)	₺ (21,371)